Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term debt

Long-term debt consisted of the following as of December 31, 2018 and 2019:

	December 31,
	2018	2019
	(in thousands)
Term loan credit facility	$25,000	$—
Other	129	316

Total debt	25,129	316
Less: current portion	(8,386)	(135)
Less: unamortized debt issuance costs	(698)	—

Total long-term debt, net	$16,045	$181

Scheduled maturities of debt	Scheduled maturities of debt are as follows:

Year Ending December 31,
(in thousands)
2020	$135
2021	144
2022	37

Total	$316